OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 47,809	$ 46,842	$ 42,813
Labor costs	9,094	9,206	8,842
Logistic expenses	4,951	4,974	4,161
Depreciation and amortization	3,067	2,799	2,768
Gain on bargain purchase	0	(209)	0
Impairment	1,927	994	206
Other	2,039	2,419	2,086
Total	$ 68,887	$ 67,025	$ 60,876